Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.02%
Air Freight & Logistics–0.63%
GXO Logistics, Inc.(b)	333,434	$26,154,563
Alternative Carriers–0.84%
Iridium Communications, Inc.(b)(c)	872,686	34,776,537
Apparel, Accessories & Luxury Goods–0.69%
Kontoor Brands, Inc.	573,446	28,643,628
Application Software–14.93%
Altair Engineering, Inc., Class A(b)(c)	476,768	32,868,386
Anaplan, Inc.(b)	429,783	26,169,487
Avalara, Inc.(b)(c)	200,330	35,011,674
Bill.com Holdings, Inc.(b)	217,003	57,928,951
Black Knight, Inc.(b)	235,093	16,926,696
Blackline, Inc.(b)(c)	407,747	48,138,611
Cerence, Inc.(b)(c)	274,432	26,375,660
Duck Creek Technologies, Inc.(b)(c)	717,590	31,746,182
Everbridge, Inc.(b)(c)	236,763	35,760,683
Five9, Inc.(b)	217,369	34,722,524
Guidewire Software, Inc.(b)(c)	296,974	35,301,299
LivePerson, Inc.(b)(c)	540,541	31,864,892
Pegasystems, Inc.	286,854	36,459,143
Q2 Holdings, Inc.(b)(c)	470,541	37,709,156
Smartsheet, Inc., Class A(b)	454,525	31,280,410
Sprout Social, Inc., Class A(b)	254,209	31,000,788
Workiva, Inc.(b)(c)	239,837	33,807,424
Zendesk, Inc.(b)(c)	274,209	31,915,185
		614,987,151
Auto Parts & Equipment–1.51%
Fox Factory Holding Corp.(b)(c)	276,198	39,921,659
Visteon Corp.(b)	234,056	22,092,546
		62,014,205
Biotechnology–9.80%
Abcam PLC (United Kingdom)(b)	1,195,436	23,773,111
ALX Oncology Holdings, Inc.(b)(c)	236,547	17,471,361
Ascendis Pharma A/S, ADR (Denmark)(b)	174,880	27,874,123
CareDx, Inc.(b)(c)	878,577	55,675,425
ChemoCentryx, Inc.(b)(c)	480,547	8,217,354
Halozyme Therapeutics, Inc.(b)(c)	903,879	36,769,798
Intellia Therapeutics, Inc.(b)(c)	280,196	37,588,293
Iovance Biotherapeutics, Inc.(b)(c)	428,419	10,564,813
Kodiak Sciences, Inc.(b)	256,742	24,642,097
Mirati Therapeutics, Inc.(b)	132,551	23,449,597
Natera, Inc.(b)(c)	568,003	63,298,254
TG Therapeutics, Inc.(b)(c)	650,207	21,638,889
Twist Bioscience Corp.(b)(c)	492,681	52,702,087
		403,665,202
Building Products–2.83%
Builders FirstSource, Inc.(b)(c)	1,149,516	59,475,958
Simpson Manufacturing Co., Inc.	222,113	23,759,427
Trex Co., Inc.(b)(c)	327,134	33,344,769
		116,580,154
Shares		Value
Casinos & Gaming–1.75%
Caesars Entertainment, Inc.(b)(c)	341,193	$38,309,150
Penn National Gaming, Inc.(b)(c)	464,426	33,652,308
		71,961,458
Construction & Engineering–2.48%
AECOM(b)	557,296	35,193,242
Construction Partners, Inc.(b)(c)	944,883	31,530,746
Valmont Industries, Inc.	151,112	35,529,454
		102,253,442
Construction Machinery & Heavy Trucks–0.62%
Terex Corp.	610,820	25,715,522
Construction Materials–0.67%
Eagle Materials, Inc.(c)	210,012	27,545,174
Consumer Electronics–0.62%
Sonos, Inc.(b)(c)	793,287	25,670,767
Consumer Finance–0.27%
LendingTree, Inc.(b)	78,377	10,959,456
Data Processing & Outsourced Services–0.40%
Flywire Corp.(b)(c)	378,260	16,582,918
Distributors–0.79%
Pool Corp.	74,966	32,565,980
Diversified Support Services–0.58%
IAA, Inc.(b)	434,786	23,726,272
Electrical Components & Equipment–2.22%
Shoals Technologies Group, Inc., Class A(b)	855,334	23,846,712
Stem, Inc.(b)(c)	881,098	21,049,431
Vicor Corp.(b)(c)	347,769	46,656,689
		91,552,832
Electronic Components–1.51%
II-VI, Inc.(b)(c)	449,480	26,681,133
Littelfuse, Inc.	129,499	35,388,191
		62,069,324
Electronic Manufacturing Services–0.77%
Fabrinet (Thailand)(b)	307,765	31,548,990
Environmental & Facilities Services–0.93%
Clean Harbors, Inc.(b)	368,336	38,259,060
Financial Exchanges & Data–0.89%
Morningstar, Inc.	141,826	36,737,189
Food Distributors–0.66%
Performance Food Group Co.(b)	583,017	27,086,970
Health Care Equipment–7.28%
AtriCure, Inc.(b)	559,236	38,894,864
CONMED Corp.(c)	255,138	33,379,705
CryoPort, Inc.(b)(c)	608,691	40,484,038
Inari Medical, Inc.(b)	396,835	32,183,318

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Insulet Corp.(b)(c)	99,350	$28,238,250
iRhythm Technologies, Inc.(b)	196,189	11,488,828
Masimo Corp.(b)(c)	128,439	34,769,722
Mesa Laboratories, Inc.	85,538	25,863,270
Nevro Corp.(b)(c)	161,592	18,806,077
Tandem Diabetes Care, Inc.(b)	301,021	35,935,887
		300,043,959
Health Care Services–1.14%
Amedisys, Inc.(b)	124,751	18,600,374
LHC Group, Inc.(b)(c)	181,058	28,409,811
		47,010,185
Health Care Technology–0.55%
Schrodinger, Inc.(b)(c)	415,145	22,700,129
Home Improvement Retail–1.04%
Floor & Decor Holdings, Inc., Class A(b)(c)	354,050	42,765,699
Homebuilding–0.72%
Installed Building Products, Inc.	275,145	29,481,787
Homefurnishing Retail–0.75%
RH(b)(c)	46,500	31,011,315
Hotels, Resorts & Cruise Lines–0.83%
Marriott Vacations Worldwide Corp.	218,279	34,341,835
Human Resource & Employment Services–0.83%
ASGN, Inc.(b)	302,513	34,226,321
Industrial Machinery–4.34%
Evoqua Water Technologies Corp.(b)	1,113,842	41,835,905
Kennametal, Inc.(c)	758,987	25,980,125
Kornit Digital Ltd. (Israel)(b)	384,605	55,667,728
Nordson Corp.	124,514	29,653,009
Timken Co. (The)	390,119	25,521,585
		178,658,352
Industrial REITs–0.67%
EastGroup Properties, Inc.	165,920	27,647,250
Insurance Brokers–0.73%
BRP Group, Inc., Class A(b)	902,092	30,030,643
Internet & Direct Marketing Retail–1.89%
Overstock.com, Inc.(b)	535,950	41,761,224
Shutterstock, Inc.	317,512	35,980,460
		77,741,684
Internet Services & Infrastructure–0.33%
BigCommerce Holdings, Inc., Series 1(b)(c)	267,233	13,532,679
Investment Banking & Brokerage–1.30%
LPL Financial Holdings, Inc.	342,216	53,645,780
Leisure Facilities–0.73%
Planet Fitness, Inc., Class A(b)	382,810	30,069,725
Life Sciences Tools & Services–6.77%
Adaptive Biotechnologies Corp.(b)(c)	435,952	14,818,009
Berkeley Lights, Inc.(b)(c)	682,397	13,347,685
Bruker Corp.	373,511	29,171,209
Shares		Value
Life Sciences Tools & Services–(continued)
Maravai LifeSciences Holdings, Inc., Class A(b)	527,678	$25,898,436
NanoString Technologies, Inc.(b)(c)	513,629	24,659,328
NeoGenomics, Inc.(b)(c)	788,489	38,036,710
Repligen Corp.(b)(c)	294,583	85,131,541
Syneos Health, Inc.(b)	545,391	47,710,805
		278,773,723
Motorcycle Manufacturers–0.59%
Harley-Davidson, Inc.(c)	665,458	24,362,417
Other Diversified Financial Services–0.39%
VPC Impact Acquisition Holdings, Class A(b)(c)	1,597,365	16,149,360
Personal Products–0.79%
Beauty Health Co. (The)(b)(c)	1,259,881	32,719,110
Pharmaceuticals–0.43%
Arvinas, Inc.(b)	215,472	17,707,489
Research & Consulting Services–0.45%
Clarivate PLC(b)(c)	844,042	18,484,520
Restaurants–1.62%
Texas Roadhouse, Inc.(c)	344,553	31,468,025
Wingstop, Inc.(c)	216,259	35,451,338
		66,919,363
Semiconductor Equipment–0.58%
MKS Instruments, Inc.(c)	157,179	23,719,883
Semiconductors–7.59%
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,179,766	37,705,321
Ambarella, Inc.(b)(c)	272,949	42,509,077
Lattice Semiconductor Corp.(b)(c)	1,172,893	75,827,532
MACOM Technology Solutions Holdings, Inc.(b)	510,265	33,100,891
Power Integrations, Inc.	423,243	41,896,825
Semtech Corp.(b)	536,823	41,856,089
Silicon Laboratories, Inc.(b)	284,873	39,927,800
		312,823,535
Specialty Chemicals–2.14%
Axalta Coating Systems Ltd.(b)	861,152	25,137,027
Danimer Scientific, Inc.(b)(c)	1,334,474	21,805,305
Element Solutions, Inc.	1,899,631	41,184,000
		88,126,332
Specialty Stores–1.43%
Five Below, Inc.(b)	152,209	26,912,073
National Vision Holdings, Inc.(b)(c)	567,450	32,214,137
		59,126,210
Steel–0.84%
Cleveland-Cliffs, Inc.(b)(c)	1,748,189	34,631,624
Systems Software–1.79%
KnowBe4, Inc., Class A(b)(c)	437,552	9,608,642
Qualys, Inc.(b)	276,071	30,723,942
Rapid7, Inc.(b)(c)	295,310	33,375,936
		73,708,520
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Trading Companies & Distributors–1.83%
SiteOne Landscape Supply, Inc.(b)	213,850	$42,656,660
WESCO International, Inc.(b)(c)	283,222	32,661,161
		75,317,821
Trucking–2.26%
Knight-Swift Transportation Holdings, Inc.	320,990	16,418,638
Lyft, Inc., Class A(b)(c)	690,725	37,015,953
Saia, Inc.(b)(c)	166,538	39,641,040
		93,075,631
Total Common Stocks & Other Equity Interests (Cost $2,627,330,645)		4,079,609,675
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	17,309,537	17,309,537
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	11,876,335	11,881,086
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	19,782,329	19,782,329
Total Money Market Funds (Cost $48,972,952)		48,972,952
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $2,676,303,597)		4,128,582,627
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.65%
Invesco Private Government Fund, 0.02%(d)(e)(f)	190,603,140	$190,603,140
Invesco Private Prime Fund, 0.11%(d)(e)(f)	453,853,288	454,034,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $644,637,970)		644,637,974
TOTAL INVESTMENTS IN SECURITIES–115.86% (Cost $3,320,941,567)		4,773,220,601
OTHER ASSETS LESS LIABILITIES—(15.86)%		(653,443,566)
NET ASSETS–100.00%		$4,119,777,035
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,693,873	$255,553,042	$(253,937,378)	$-	$-	$17,309,537	$6,171
Invesco Liquid Assets Portfolio, Institutional Class	11,034,856	182,099,503	(181,254,374)	1,085	16	11,881,086	2,734
Invesco Treasury Portfolio, Institutional Class	17,935,855	292,060,620	(290,214,146)	-	-	19,782,329	2,549
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,705,412	617,483,300	(437,585,572)	-	-	190,603,140	12,130*
Invesco Private Prime Fund	16,058,118	1,185,452,340	(747,477,667)	4	2,039	454,034,834	180,428*
Total	$71,428,114	$2,532,648,805	$(1,910,469,137)	$1,089	$2,055	$693,610,926	$204,012

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,055,836,564	$23,773,111	$—	$4,079,609,675
Money Market Funds	48,972,952	644,637,974	—	693,610,926
Total Investments	$4,104,809,516	$668,411,085	$—	$4,773,220,601
Invesco Small Cap Growth Fund